Derivative Financial Instruments (Fair Values of Derivative Instruments) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Derivatives, Fair Value [Line Items]
Derivative Assets, Fair Value		$ 5,071
Derivative Liabilities, Fair Value	(318)	(21,434)
Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative Liabilities, Fair Value	(318)	(334)
Commodity Contract [Member] | Other Current Assets [Member] | Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets, Fair Value		5,071
Commodity Contract [Member] | Accrued Expenses and Other Current Liabilities [Member] | Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative Liabilities, Fair Value	(303)
Commodity Contract [Member] | Accrued Expenses and Other Current Liabilities [Member] | Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative Liabilities, Fair Value		(21,100)
Foreign Exchange Contract [Member] | Accrued Expenses and Other Current Liabilities [Member] | Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative Liabilities, Fair Value	$ (15)	$ (334)